EQUITY (Details Narrative) - USD ($)																			12 Months Ended
	Jan. 01, 2023	Aug. 29, 2022	Aug. 25, 2022	Aug. 18, 2022	Jul. 22, 2022	Jul. 01, 2022	Jun. 16, 2022	Jun. 09, 2022	Apr. 28, 2022	Jan. 01, 2022	Sep. 15, 2021	Sep. 07, 2021	Apr. 15, 2020	Apr. 15, 2020	Dec. 19, 2019	Nov. 08, 2019	Jun. 30, 2018	Apr. 24, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 23, 2022	Mar. 03, 2022	Jan. 24, 2022	Nov. 07, 2019
Stock issued during period, shares, new issues																6,000,000
Ordinary shares, shares authorized																		100,000,000	37,500,000	37,500,000
Ordinary shares, par value																		$ 0.001	$ 0.00267	$ 0.00267
Reverse stock split description																one-for-zero point three seven five (1 for 0.375) stock split
Ordinary shares, shares issued																6,000,000			10,142,694	10,142,694					16,000,000
Ordinary shares, shares outstanding																6,000,000			10,142,694	10,142,694					16,000,000
Preference shares, shares authorized (in shares)																			3,750,000	3,750,000
Price per share																			$ 2.71	$ 4.66		$ 14.94		$ 3.64
Net shares received upon exercise																							199,259
Class of warrant or right, exercise price of warrants or rights																			$ 6.00	$ 6.00		$ 6.00		$ 6.00
Proceeds from warrant exercises																				$ 1,950,000
Frank Ingriselli [Member]
Closing price										$ 2.85
Frank Ingriselli [Member] | Employment Agreement [Member]
Number of restricted stock, shares										60,000
Vested options exercised	30,000					30,000
Common Stock [Member]
Stock issued during period, shares, new issues																				458,375
Shares issued for services, shares																				62,105
Total number of shares issued upon conversion of convertible note																				1,650,000
ARC Group Ltd [Member]
Shares issued for services, shares														31,818
ARC Group Ltd [Member] | Common Stock [Member]
Shares issued for services, shares														31,818
TraDigital Marketing Group, Inc [Member]
Shares issued for services, shares														12,500
TraDigital Marketing Group, Inc [Member] | Common Stock [Member]
Price per share											$ 5.01
Shares issued for services, shares											5,000		12,500
Frank Ingriselli [Member] | Common Stock [Member]
Price per share												$ 4.96
Shares issued for services, shares												35,000
Srax Inc [Member]
Stock issued during period, shares, new issues									2,105
Closing price									$ 19.00
L1 Capital Global Opportunities Master Fund Ltd [Member]
Debt conversion amount								$ 9,600,000
Debt conversion price								$ 6.00
Warrant exercised shares							50,000
Closing price							$ 6.00
Warrants exercised shares		90,000		185,000																325,000
Class of warrant or right, exercise price of warrants or rights		$ 6.00		$ 6.00
Proceeds from warrant exercises		$ 540,000		$ 1,110,000
L1 Capital Global Opportunities Master Fund Ltd [Member] | Common Stock [Member]
Exercise of warrants							50,000
L1 Capitals Election [Member]
Debt principal amount				$ 300,000
Debt conversion price				$ 6
H.C. Wainwright & Co., LLC [Member]
Aggregate gross offering price					$ 20,000,000
H.C. Wainwright & Co., LLC [Member] | Common Stock One [Member]
Sale of stock, shares			177,763
Sale of stock price			$ 10.7407
H.C. Wainwright & Co., LLC [Member] | Common Stock Two [Member]
Sale of stock, shares			280,612
Sale of stock price			$ 10.1090
Net proceeds from common stock			$ 2,750,449
IPO [Member]
Stock issued during period, shares, new issues															1,363,637
Ordinary shares, shares outstanding															7,363,637
Price per share															$ 11.00
Proceeds from issuance of initial public offering															$ 12,500,000
Minimum [Member]
Ordinary shares, shares authorized																100,000,000
Ordinary shares, par value																$ 0.001
Preference shares, shares authorized (in shares)																10,000,000
Price per share																			$ 7.01
Maximum [Member]
Ordinary shares, shares authorized																37,500,000
Ordinary shares, par value																$ 0.00267
Preference shares, shares authorized (in shares)																3,750,000
Price per share																			$ 8.26
Maderic Holding Limited [Member]
Debt principal amount																	$ 21,150,000
HFO Investment Group [Member]
Debt principal amount																	$ 3,150,000
Number of shares held																777,778
HFO Investment Group [Member] | Hfo [Member]
Ownership percentage (as a percent)																12.96%
Maderic Holding Limited and HFO Investment Group [Member]
Number of shares issued																	15,999,000
Maderic Holding Limited [Member]
Stock issued during period, shares, new issues																		1,000
Percentage of legal ownership by kaixin auto group																87.04%
Number of shares held																5,222,222